Document and Entity Information	12 Months Ended
Dec. 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Jul 23, 2013
Registrant Name	DWS MARKET TRUST
Central Index Key	0000095603
Amendment Flag	false
Document Creation Date	Jul 23, 2013
Document Effective Date	Jul 23, 2013
Prospectus Date	Dec 1, 2012

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Diversified Market Neutral Fund

The following information is added to the existing disclosure contained under the ”PRINCIPAL INVESTMENT STRATEGY” sections within the summary section and the “FUND DETAILS” section of the fund’s prospectus:

Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions.

The following disclosure is added under the ”MAIN RISKS” sections within the summary section and the “FUND DETAILS” section of the fund’s prospectus:

Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS MARKET TRUST
Prospectus Date	rr_ProspectusDate	Dec 1, 2012
Supplement [Text Block]	dmt_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Diversified Market Neutral Fund

The following information is added to the existing disclosure contained under the ”PRINCIPAL INVESTMENT STRATEGY” sections within the summary section and the “FUND DETAILS” section of the fund’s prospectus:

Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions.

The following disclosure is added under the ”MAIN RISKS” sections within the summary section and the “FUND DETAILS” section of the fund’s prospectus:

Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.
DWS Diversified Market Neutral Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	dmt_SupplementTextBlock
SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Diversified Market Neutral Fund

The following information is added to the existing disclosure contained under the ”PRINCIPAL INVESTMENT STRATEGY” sections within the summary section and the “FUND DETAILS” section of the fund’s prospectus:

Securities Lending. The fund may lend securities (up to one-third of total assets) to approved institutions.

The following disclosure is added under the ”MAIN RISKS” sections within the summary section and the “FUND DETAILS” section of the fund’s prospectus:

Securities lending risk. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS MARKET TRUST
Prospectus Date	rr_ProspectusDate	Dec 1, 2012
Document Creation Date	dei_DocumentCreationDate	Jul 23, 2013